Commitments and Contingencies - Schedule of Commitments and Contingencies (Details) - CAD ($) $ in Thousands	Dec. 31, 2030	Dec. 29, 2028	Dec. 27, 2026	Dec. 31, 2025
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	$ 281,527
2022 Secured Note – interest [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	131,049
2023 Secured Note – interest [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	111,286
Capital expenditure obligations [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	7,600
Flow-through share expenditures [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	19,757
Mineral interests [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	9,223
Lease obligation [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	2,612
2025 [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments				$ 87,931
2025 [Member] | 2022 Secured Note – interest [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments				21,044
2025 [Member] | 2023 Secured Note – interest [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments				37,951
2025 [Member] | Capital expenditure obligations [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments				7,600
2025 [Member] | Flow-through share expenditures [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments				19,757
2025 [Member] | Mineral interests [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments				817
2025 [Member] | Lease obligation [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments				$ 762
Payments due by years 2026-27 [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments			$ 72,660
Payments due by years 2026-27 [Member] | 2022 Secured Note – interest [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments			42,088
Payments due by years 2026-27 [Member] | 2023 Secured Note – interest [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments			28,058
Payments due by years 2026-27 [Member] | Capital expenditure obligations [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments
Payments due by years 2026-27 [Member] | Flow-through share expenditures [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments
Payments due by years 2026-27 [Member] | Mineral interests [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments			1,634
Payments due by years 2026-27 [Member] | Lease obligation [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments			$ 880
Payments due by years 2028-29 [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments		$ 74,352
Payments due by years 2028-29 [Member] | 2022 Secured Note – interest [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments		42,088
Payments due by years 2028-29 [Member] | 2023 Secured Note – interest [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments		28,058
Payments due by years 2028-29 [Member] | Capital expenditure obligations [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments
Payments due by years 2028-29 [Member] | Flow-through share expenditures [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments
Payments due by years 2028-29 [Member] | Mineral interests [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments		3,386
Payments due by years 2028-29 [Member] | Lease obligation [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments		$ 820
Payments due by years 2030-31 [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	46,585
Payments due by years 2030-31 [Member] | 2022 Secured Note – interest [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	25,829
Payments due by years 2030-31 [Member] | 2023 Secured Note – interest [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	17,219
Payments due by years 2030-31 [Member] | Capital expenditure obligations [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments
Payments due by years 2030-31 [Member] | Flow-through share expenditures [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments
Payments due by years 2030-31 [Member] | Mineral interests [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	3,386
Payments due by years 2030-31 [Member] | Lease obligation [Member]
Schedule of Commitments and Contingencies [Line Items]
Commitments payments	$ 150